Debt - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Debt Instrument [Line Items]
Long-term debt fair value	$ 42,300	$ 46,200
Short-term debt	6,693	0
Cash paid for interest	$ 1,700	$ 1,700	$ 1,900
Commercial Paper
Debt Instrument [Line Items]
Short term debt, weighted average interest rate	5.40%
Commercial Paper | Maximum
Debt Instrument [Line Items]
Short term borrowings maturity	152 days
Commercial Paper | Minimum
Debt Instrument [Line Items]
Short term borrowings maturity	28 days